Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of financial statement amounts and balances of the VIEs
The following financial statement amounts and balances of the VIEs were included in the accompanying combined and consolidated financial statements after elimination of intercompany transactions and balances:

	As of December 31,
	2018	2019
	RMB	RMB
ASSETS
Cash and cash equivalents	1,549,689,255	826,481,128
Restricted cash	—	42,902,719
Accounts receivable, net	68,238,203	176,599,681
Prepayments	18,440,371	12,982,856
Amount due from related parties	53,815,484	13,431,477
Other current assets	93,062,950	82,405,807
Property and equipment, net	29,297,602	17,794,907
Intangible assets, net	15,645,467	130,272,386
Investments	128,018,556	147,033,947
Other non-current assets	6,858,141	1,918,598

Total Assets	1,963,066,029	1,451,823,506

LIABILITIES
Accounts payable	256,071,492	794,266,492
Advances from customers	8,411,446	16,975,882
Deferred revenue	112,071,796	181,250,993
Accrued expenses and other current liabilities	103,101,896	177,228,742
Amounts due to related parties	1,547,837,321	59,693,186

Total Liabilities	2,027,493,951	1,229,415,295

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	1,885,717,001	3,436,175,885	7,207,666,259
Net income (loss)	(612,897,944)	(680,682,612)	985,034,474

	Years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Net cash provided by (used in) operating activities	(381,036,409)	1,091,289,940	816,655,741
Net cash used in investing activities	(92,006,705)	(80,279,043)	(133,917,000)
Net cash (used in) provided by financing activities	500,000,000	—	(1,363,044,149)

Schedule of property and equipment, net estimated useful lives
Property and equipment are recorded at cost less accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Computer and transmission equipment Leasehold improvements Furniture and office equipment Motor vehicles	3 years Over the shorter of the lease term or expected useful lives 5 years 5 years

Schedule of intangible assets, net estimated useful lives
Intangible assets are recorded at the cost to acquire these assets less accumulated amortization. Amortization of finite-lived intangible assets is computed using the straight-line method over their estimated useful lives. License for Online Transmission of Audio/Video Programs is determined to have an infinite useful life and is not subject to amortization, as such license is renewable every three years and can be renewed indefinitely.

Brand name	10 years
Agency contract righ t s	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs	Infinite life
Platform	5 years
Software	3 years
Other s	1 - 10 years

Schedule of disaggregation of revenue	The following table disaggregates the Group’s revenue by major type for the years ended December 31,
2017,
2018 and 2019:

	Years ended December 31,
	2017	2018	2019

Live streaming	1,521,784,105	3,147,196,247	6,617,291,032
Advertisement	248,846,529	342,169,195	513,265,806
Other	115,086,367	165,017,684	152,673,415

Total	1,885,717,001	3,654,383,126	7,283,230,253

Schedule Of Movement In Accounts Receivable Advances From Customers And Deferred Revenue

	Accounts receivable	Advances from customers	Deferred revenue
	RMB	RMB	RMB
Opening Balance as of January 1, 2018	135,778,457	5,488,122	45,921,961
Increase (decrease), net	(6,313,725)	4,219,929	66,149,835

Ending Balance as of December 31, 2018	129,464,732	9,708,051	112,071,796
Increase, net	58,635,141	7,426,481	70,747,732

Ending Balance as of December 31, 2019	188,099,873	17,134,532	182,819,528